Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities - MYR (RM)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Singapore Dollar [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	RM 15,101	RM 12,605
Financial liabilities
Outstanding foreign currency	755	630
United States Dollar [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	7,123,179	3,226,121
Financial liabilities	1,416,836	6,008,843
Outstanding foreign currency	RM 285,317	RM (139,136)